Share-based payments - Virtual shares program I - Development of the virtual shares in this program granted to management and key employees (Details)
$ / shares in Units, € in Thousands, $ in Thousands
									2 Months Ended	12 Months Ended
	Dec. 14, 2022 € / shares shares	Dec. 12, 2022 shares	Aug. 14, 2022	Oct. 19, 2021 EUR (€) € / shares shares	Oct. 18, 2021 shares	Mar. 11, 2021 EUR (€) € / shares shares	Mar. 10, 2021 shares	Aug. 14, 2020	Jun. 30, 2020 Option	Dec. 31, 2022 Option	Dec. 31, 2022 Option shares	Dec. 31, 2022 Option	Dec. 31, 2022 USD ($) Option	Dec. 31, 2022 EUR (€) Option	Dec. 31, 2022 Option $ / shares	Dec. 31, 2021 Option shares	Dec. 31, 2021 Option	Dec. 31, 2021 EUR (€) Option	Dec. 31, 2021 Option $ / shares	Dec. 31, 2020 Option shares	Dec. 31, 2020 Option	Dec. 31, 2020 USD ($) Option	Dec. 31, 2020 EUR (€) Option	Dec. 31, 2019 Option	Dec. 31, 2019 EUR (€)
Share-based payments
Exercised during the period | Option																	(557,171)
Thereof exercisable																				0	0	0	0
Treasury shares transferred	777,260			523,897		390,023
Number of shares held for payable of tax liabilities				241,326		369,654
Provision for employer taxes				€ 8,000									$ 51									$ 981
Average share price | (per share)	€ 6.96			€ 34.56		€ 69.69									$ 16.81				$ 61.28
Number of shares issued for exercise of stock options					765,223
Number of shares received					765,223
Prior VSOP
Share-based payments
Granted during the period | Option									658,735
Thereof exercisable																								0	0
Right to exercise percentage of vested virtual shares			10.00%					10.00%		10.00%
Transfer from shareholders to company		777,260					759,677
Provision for employer taxes | €						€ 26,000
Number of shares received											777,260					1,524,900
Former Chief Executive Officer Grant
Share-based payments
Outstanding at the beginning of the period												6,426,365		349,424			7,951,265	906,595			7,305,838		745,236
Granted during the period																					658,735		267,822
Forfeiteded during the period												(34,859)		(99,696)							(13,308)		(106,462)
Exercised during the period												(777,260)		(147,620)			(1,524,900)	(557,171)
Outstanding at the end of the period												5,614,246		102,108			6,426,365	349,424			7,951,265		906,595	7,305,838	745,236
Thereof vested											5,509,886					6,365,422				7,582,906
Thereof exercisable | Option										0	0	0	0	0	0	0	0	0	0	0	0	0	0